Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Summary of Costs Incurred for Key Management Personnel	Key management personnel compensation comprised:

	2023	2022
Short-term benefits	15,457	16,858
Post-employment benefits	619	800
Equity-settled share-based payment transactions	8,674	10,874
	24,750	28,532